COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure Commitments Contingencies and Guarantess [Abstract]
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries
Letters of credit issued by Brookfield Renewable along with institutional investors and its subsidiaries were as at the following dates:

(MILLIONS)	2019	2018
Brookfield Renewable along with institutional investors	$50	$51
Brookfield Renewable’s subsidiaries	668	635

	$718	$686